Distribution Date:	10/13/21	CD 2017-CD4 Mortgage Trust
Determination Date:	10/06/21
Next Distribution Date:	11/15/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2017-CD4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street, | New York, NY 10005
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Exchangeable Certificate Detail	5		Association
Additional Information	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Cash Flows	7		10851 Mastin Street, Suite 300, | Overland Park, KS 66210
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
			200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 1)	14-15
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17	Representations Reviewer
Principal Prepayment Detail	18		David Rodgers	(212) 230-9090
Historical Detail	19		600 Third Avenue,40th Floor | New York, NY 10016
		Certificate Administrator	Wells Fargo Bank, N.A.
Delinquency Loan Detail	20
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	22		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	23	Controlling Class Rep.	RREF III Debt AIV, L.P.
Modified Loan Detail	24		-
			, | ,
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12515DAM6	2.012000%	28,964,000.00	5,298,975.20	729,031.27	8,884.62	0.00	0.00	737,915.89	4,569,943.93	30.88%	30.00%
A-2	12515DAN4	3.030000%	90,250,000.00	90,250,000.00	0.00	227,881.25	0.00	0.00	227,881.25	90,250,000.00	30.88%	30.00%
A-SB	12515DAP9	3.317000%	53,102,000.00	53,102,000.00	0.00	146,782.78	0.00	0.00	146,782.78	53,102,000.00	30.88%	30.00%
A-3	12515DAQ7	3.248000%	192,000,000.00	192,000,000.00	0.00	519,680.00	0.00	0.00	519,680.00	192,000,000.00	30.88%	30.00%
A-4	12515DAR5	3.514000%	234,483,000.00	234,483,000.00	0.00	686,644.39	0.00	0.00	686,644.39	234,483,000.00	30.88%	30.00%
A-M	12515DAT1	3.746000%	70,573,000.00	70,573,000.00	0.00	220,305.38	0.00	0.00	220,305.38	70,573,000.00	22.39%	21.75%
B	12515DAU8	3.947000%	36,355,000.00	36,355,000.00	0.00	119,577.65	0.00	0.00	119,577.65	36,355,000.00	18.01%	17.50%
C	12515DAV6	4.349000%	39,564,000.00	39,564,000.00	0.00	143,386.53	0.00	0.00	143,386.53	39,564,000.00	13.25%	12.88%
D	12515DAF1	3.300000%	44,910,000.00	44,910,000.00	0.00	123,502.50	0.00	0.00	123,502.50	44,910,000.00	7.85%	7.63%
E	12515DAG9	3.300000%	21,386,000.00	21,386,000.00	0.00	58,811.50	0.00	0.00	58,811.50	21,386,000.00	5.28%	5.13%
F	12515DAH7	3.300000%	8,554,000.00	8,554,000.00	0.00	23,523.50	0.00	0.00	23,523.50	8,554,000.00	4.25%	4.13%
G*	12515DAJ3	3.300000%	35,286,789.00	35,286,789.00	0.00	74,243.31	0.00	0.00	74,243.31	35,286,789.00	0.00%	0.00%
VRR	N/A	4.641590%	45,022,523.00	43,776,995.16	38,370.07	168,129.29	0.00	0.00	206,499.36	43,738,625.09	0.00%	0.00%
S	12515DBM5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12515DAL8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			900,450,312.00	875,539,759.36	767,401.34	2,521,352.70	0.00	0.00	3,288,754.04	874,772,358.02

Notional Certificates
X-A	12515DAS3	1.277503%	669,372,000.00	645,706,975.20	0.00	687,410.71	0.00	0.00	687,410.71	644,977,943.93
X-B	12515DAA2	0.485094%	75,919,000.00	75,919,000.00	0.00	30,689.87	0.00	0.00	30,689.87	75,919,000.00
X-D	12515DAB0	1.341590%	44,910,000.00	44,910,000.00	0.00	50,209.00	0.00	0.00	50,209.00	44,910,000.00
X-E	12515DAC8	1.341590%	21,386,000.00	21,386,000.00	0.00	23,909.37	0.00	0.00	23,909.37	21,386,000.00
X-F	12515DAD6	1.341590%	8,554,000.00	8,554,000.00	0.00	9,563.30	0.00	0.00	9,563.30	8,554,000.00
X-G	12515DAE4	1.341590%	35,286,789.00	35,286,789.00	0.00	39,450.33	0.00	0.00	39,450.33	35,286,789.00
Notional SubTotal			855,427,789.00	831,762,764.20	0.00	841,232.58	0.00	0.00	841,232.58	831,033,732.93

Deal Distribution Total					767,401.34	3,362,585.28	0.00	0.00	4,129,986.62

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12515DAM6	182.95039359	25.17025514	0.30674700	0.00000000	0.00000000	0.00000000	0.00000000	25.47700214	157.78013845
A-2	12515DAN4	1,000.00000000	0.00000000	2.52500000	0.00000000	0.00000000	0.00000000	0.00000000	2.52500000	1,000.00000000
A-SB	12515DAP9	1,000.00000000	0.00000000	2.76416670	0.00000000	0.00000000	0.00000000	0.00000000	2.76416670	1,000.00000000
A-3	12515DAQ7	1,000.00000000	0.00000000	2.70666667	0.00000000	0.00000000	0.00000000	0.00000000	2.70666667	1,000.00000000
A-4	12515DAR5	1,000.00000000	0.00000000	2.92833335	0.00000000	0.00000000	0.00000000	0.00000000	2.92833335	1,000.00000000
A-M	12515DAT1	1,000.00000000	0.00000000	3.12166664	0.00000000	0.00000000	0.00000000	0.00000000	3.12166664	1,000.00000000
B	12515DAU8	1,000.00000000	0.00000000	3.28916655	0.00000000	0.00000000	0.00000000	0.00000000	3.28916655	1,000.00000000
C	12515DAV6	1,000.00000000	0.00000000	3.62416667	0.00000000	0.00000000	0.00000000	0.00000000	3.62416667	1,000.00000000
D	12515DAF1	1,000.00000000	0.00000000	2.75000000	0.00000000	0.00000000	0.00000000	0.00000000	2.75000000	1,000.00000000
E	12515DAG9	1,000.00000000	0.00000000	2.75000000	0.00000000	0.00000000	0.00000000	0.00000000	2.75000000	1,000.00000000
F	12515DAH7	1,000.00000000	0.00000000	2.75000000	0.00000000	0.00000000	0.00000000	0.00000000	2.75000000	1,000.00000000
G	12515DAJ3	1,000.00000000	0.00000000	2.10399733	0.64600267	8.94546030	0.00000000	0.00000000	2.10399733	1,000.00000000
VRR	N/A	972.33544997	0.85224167	3.73433737	0.02664822	0.36901641	0.00000000	0.00000000	4.58657903	971.48320830
S	12515DBM5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12515DAL8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12515DAS3	964.64592962	0.00000000	1.02694871	0.00000000	0.00000000	0.00000000	0.00000000	1.02694871	963.55680239
X-B	12515DAA2	1,000.00000000	0.00000000	0.40424492	0.00000000	0.00000000	0.00000000	0.00000000	0.40424492	1,000.00000000
X-D	12515DAB0	1,000.00000000	0.00000000	1.11799154	0.00000000	0.00000000	0.00000000	0.00000000	1.11799154	1,000.00000000
X-E	12515DAC8	1,000.00000000	0.00000000	1.11799168	0.00000000	0.00000000	0.00000000	0.00000000	1.11799168	1,000.00000000
X-F	12515DAD6	1,000.00000000	0.00000000	1.11799158	0.00000000	0.00000000	0.00000000	0.00000000	1.11799158	1,000.00000000
X-G	12515DAE4	1,000.00000000	0.00000000	1.11799150	0.00000000	0.00000000	0.00000000	0.00000000	1.11799150	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	8,884.62	0.00	8,884.62	0.00	0.00	0.00	8,884.62	0.00
A-2	09/01/21 - 09/30/21	30	0.00	227,881.25	0.00	227,881.25	0.00	0.00	0.00	227,881.25	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	146,782.78	0.00	146,782.78	0.00	0.00	0.00	146,782.78	0.00
A-3	09/01/21 - 09/30/21	30	0.00	519,680.00	0.00	519,680.00	0.00	0.00	0.00	519,680.00	0.00
A-4	09/01/21 - 09/30/21	30	0.00	686,644.39	0.00	686,644.39	0.00	0.00	0.00	686,644.39	0.00
X-A	09/01/21 - 09/30/21	30	0.00	687,410.71	0.00	687,410.71	0.00	0.00	0.00	687,410.71	0.00
X-B	09/01/21 - 09/30/21	30	0.00	30,689.87	0.00	30,689.87	0.00	0.00	0.00	30,689.87	0.00
X-D	09/01/21 - 09/30/21	30	0.00	50,209.00	0.00	50,209.00	0.00	0.00	0.00	50,209.00	0.00
X-E	09/01/21 - 09/30/21	30	0.00	23,909.37	0.00	23,909.37	0.00	0.00	0.00	23,909.37	0.00
X-F	09/01/21 - 09/30/21	30	0.00	9,563.30	0.00	9,563.30	0.00	0.00	0.00	9,563.30	0.00
X-G	09/01/21 - 09/30/21	30	0.00	39,450.33	0.00	39,450.33	0.00	0.00	0.00	39,450.33	0.00
A-M	09/01/21 - 09/30/21	30	0.00	220,305.38	0.00	220,305.38	0.00	0.00	0.00	220,305.38	0.00
B	09/01/21 - 09/30/21	30	0.00	119,577.65	0.00	119,577.65	0.00	0.00	0.00	119,577.65	0.00
C	09/01/21 - 09/30/21	30	0.00	143,386.53	0.00	143,386.53	0.00	0.00	0.00	143,386.53	0.00
D	09/01/21 - 09/30/21	30	0.00	123,502.50	0.00	123,502.50	0.00	0.00	0.00	123,502.50	0.00
E	09/01/21 - 09/30/21	30	0.00	58,811.50	0.00	58,811.50	0.00	0.00	0.00	58,811.50	0.00
F	09/01/21 - 09/30/21	30	0.00	23,523.50	0.00	23,523.50	0.00	0.00	0.00	23,523.50	0.00
G	09/01/21 - 09/30/21	30	292,861.21	97,038.67	0.00	97,038.67	22,795.36	0.00	0.00	74,243.31	315,656.57
VRR	09/01/21 - 09/30/21	30	15,414.28	169,329.05	0.00	169,329.05	1,199.77	0.00	0.00	168,129.29	16,614.05
Totals			308,275.49	3,386,580.40	0.00	3,386,580.40	23,995.13	0.00	0.00	3,362,585.28	332,270.62

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
V-A (Cert)	12515DAW4	4.641590%	11,437,995.00	11,033,615.30	12,457.43	42,677.93	0.00	0.00	55,135.36	11,021,157.87
V-A (EC)	N/A	4.641590%	23,792,115.00	22,950,966.86	25,912.64	88,774.15	0.00	0.00	114,686.79	22,925,054.22
V-BC (Cert)	12515DBV5	4.641590%	1,297,277.00	1,297,277.00	0.00	5,017.86	0.00	0.00	5,017.86	1,297,277.00
V-BC (EC)	N/A	4.641590%	2,698,460.00	2,698,460.00	0.00	10,437.62	0.00	0.00	10,437.62	2,698,460.00
V-D (Cert)	12515DBR4	4.641590%	767,406.00	767,406.00	0.00	2,968.32	0.00	0.00	2,968.32	767,406.00
V-D (EC)	N/A	4.641590%	1,596,278.00	1,596,278.00	0.00	6,174.39	0.00	0.00	6,174.39	1,596,278.00
V-E (Cert)	12515DBS2	4.641590%	1,114,572.00	1,114,572.00	0.00	3,921.63	0.00	0.00	3,921.63	1,114,572.00
V-E (EC)	N/A	4.641590%	2,318,420.00	2,318,420.00	0.00	8,157.38	0.00	0.00	8,157.38	2,318,420.00
Regular Interest Total			45,022,523.00	43,776,995.16	38,370.07	168,129.28	0.00	0.00	206,499.35	43,738,625.09

Exchangeable Certificate Details
V-A	12515DAW4	4.641590%	35,230,110.00	11,033,615.30	12,457.43	42,677.93	0.00	0.00	55,135.36	11,021,157.87
V-BC	12515DBV5	4.641590%	3,995,737.00	1,297,277.00	0.00	5,017.86	0.00	0.00	5,017.86	1,297,277.00
V-D	12515DBR4	4.641590%	2,363,684.00	767,406.00	0.00	2,968.32	0.00	0.00	2,968.32	767,406.00
V-E	12515DBS2	4.641590%	3,432,992.00	1,114,572.00	0.00	3,921.63	0.00	0.00	3,921.63	1,114,572.00
V-2	12515DBT0	4.641590%	45,022,523.00	29,564,124.86	25,912.64	113,543.55	0.00	0.00	139,456.19	29,538,212.22
Exchangeable Certificates Total			90,045,046.00	43,776,995.16	38,370.07	168,129.29	0.00	0.00	206,499.36	43,738,625.09

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 28

Additional Information
Total Available Distribution Amount (1)	4,129,986.62
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,399,479.84	Master Servicing Fee	5,450.29
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,472.12
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	364.81
ARD Interest	0.00	Operating Advisor Fee	1,612.23
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,399,479.84	Total Fees	12,899.45

Principal		Expenses/Reimbursements
Scheduled Principal	767,401.34	Reimbursement for Interest on Advances	(31.09)
Unscheduled Principal Collections		ASER Amount	2,556.57
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	21,469.64
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	767,401.34	Total Expenses/Reimbursements	23,995.12

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,362,585.28
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	767,401.34
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,129,986.62
Total Funds Collected	4,166,881.18	Total Funds Distributed	4,166,881.19

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	875,539,759.47	875,539,759.47	Beginning Certificate Balance	875,539,759.36
(-) Scheduled Principal Collections	767,401.34	767,401.34	(-) Principal Distributions	767,401.34
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	874,772,358.13	874,772,358.13	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	876,357,941.93	876,357,941.93	Ending Certificate Balance	874,772,358.02
Ending Actual Collateral Balance	875,577,970.17	875,577,970.17

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.11)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.11)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.64%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,945,196.32	0.79%	67	4.4900	NAP	Defeased	1	6,945,196.32	0.79%	67	4.4900	NAP
	7,499,999 or less	14	73,173,411.21	8.36%	66	4.8159	1.916116	1.39 or less	16	292,754,097.10	33.47%	63	4.7861	0.558443
7,500,000 to 14,999,999		14	151,594,265.27	17.33%	66	4.7350	1.612158	1.40 to 1.44	2	35,320,363.61	4.04%	65	4.5446	1.400000
15,000,000 to 24,999,999		13	250,288,732.68	28.61%	64	4.7408	1.401462	1.45 to 1.54	3	30,347,895.17	3.47%	65	4.9513	1.509955
25,000,000 to 49,999,999		4	120,383,583.65	13.76%	64	4.7861	1.737879	1.55 to 1.99	16	373,499,045.21	42.70%	50	4.5663	1.752392
50,000,000 to 74,999,999		3	177,387,169.00	20.28%	64	4.5474	0.594136	2.00 to 2.49	7	104,200,028.05	11.91%	65	4.6350	2.179944
	75,000,000 or greater	1	95,000,000.00	10.86%	6	4.2620	1.890000	2.50 to 2.87	4	26,266,299.11	3.00%	66	4.4962	2.657056
	Totals	50	874,772,358.13	100.00%	58	4.6591	1.417448	2.88 or greater	1	5,439,433.56	0.62%	66	4.7800	3.550000
								Totals	50	874,772,358.13	100.00%	58	4.6591	1.417448
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	6,945,196.32	0.79%	67	4.4900	NAP
							Defeased	1	6,945,196.32	0.79%	67	4.4900	NAP
Arizona	4	22,986,224.39	2.63%	64	5.0762	1.570967
							Industrial	3	33,473,597.16	3.83%	66	4.7571	1.690990
California	10	214,117,730.48	24.48%	65	4.5588	1.611129
							Lodging	8	182,005,999.08	20.81%	63	4.6765	0.295011
Colorado	1	17,295,028.66	1.98%	66	4.6000	(0.040000)
							Mixed Use	1	28,410,326.50	3.25%	64	5.3100	1.120000
Florida	7	37,341,033.48	4.27%	66	4.8343	1.806078
							Multi-Family	2	17,517,993.78	2.00%	65	5.0328	1.267709
Georgia	3	20,540,438.73	2.35%	66	4.8238	1.906138
							Office	14	364,186,151.64	41.63%	49	4.5085	1.718328
Hawaii	2	73,855,833.94	8.44%	58	4.3081	0.082956
							Retail	14	131,367,299.84	15.02%	63	4.8209	1.505690
Illinois	2	16,500,000.00	1.89%	66	4.6100	1.620000
							Self Storage	13	110,865,793.81	12.67%	65	4.6887	2.179324
Indiana	1	18,535,548.93	2.12%	64	4.9200	1.680000
							Totals	56	874,772,358.13	100.00%	58	4.6591	1.417448
Kentucky	1	18,901,927.50	2.16%	64	4.7200	0.410000

Michigan	2	27,741,317.08	3.17%	66	4.6572	1.670413

Missouri	1	5,439,433.56	0.62%	66	4.7800	3.550000

Nevada	1	7,421,481.11	0.85%	66	4.7390	1.740000

New York	9	237,283,884.10	27.13%	41	4.5222	1.870304

Ohio	4	77,424,367.19	8.85%	64	4.9677	0.723465

South Carolina	1	22,389,732.57	2.56%	63	5.5000	0.650000

Tennessee	1	3,082,555.42	0.35%	66	4.9100	1.540000

Texas	4	28,868,043.81	3.30%	65	4.8603	1.579976

Washington	1	18,102,580.86	2.07%	64	5.0400	1.520000

Totals	56	874,772,358.13	100.00%	58	4.6591	1.417448

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,945,196.32	0.79%	67	4.4900	NAP	Defeased	1	6,945,196.32	0.79%	67	4.4900	NAP
	4.4999% or less	9	238,412,365.85	27.25%	41	4.2754	1.379548	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	16	372,577,555.14	42.59%	64	4.6592	1.375991	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	24	256,837,240.82	29.36%	65	5.0198	1.510538	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	874,772,358.13	100.00%	58	4.6591	1.417448	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	49	867,827,161.81	99.21%	58	4.6605	1.416788
								Totals	50	874,772,358.13	100.00%	58	4.6591	1.417448
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,945,196.32	0.79%	67	4.4900	NAP	Defeased	1	6,945,196.32	0.79%	67	4.4900	NAP
	59 months or less	2	112,230,833.94	12.83%	13	4.3239	1.785599	Interest Only	10	255,605,000.00	29.22%	42	4.3294	1.413312
60 months to 117 months		47	755,596,327.87	86.38%	65	4.7105	1.362007	59 months or greater	39	612,222,161.81	69.99%	64	4.7987	1.418239
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	50	874,772,358.13	100.00%	58	4.6591	1.417448
	Totals	50	874,772,358.13	100.00%	58	4.6591	1.417448
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	6,945,196.32	0.79%	67	4.4900	NAP				None
Underwriter's Information		3	52,616,656.47	6.01%	65	4.6958	1.681233
	12 months or less	43	755,247,687.38	86.34%	57	4.6071	1.431494
	13 months to 24 months	2	50,800,059.07	5.81%	64	5.3937	0.912851
	25 months or greater	1	9,162,758.89	1.05%	66	4.7900	1.480000
	Totals	50	874,772,358.13	100.00%	58	4.6591	1.417448
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30312417	OF	New York	NY	Actual/360	4.262%	337,408.33	0.00	0.00	N/A	04/06/22	--	95,000,000.00	95,000,000.00	10/06/21
2A4	30312146	OF	Sunnyvale	CA	Actual/360	4.550%	113,744.92	0.00	0.00	N/A	01/06/27	--	30,000,000.00	30,000,000.00	10/06/21
2A5	30312147	OF	Sunnyvale	CA	Actual/360	4.550%	94,787.44	0.00	0.00	N/A	01/06/27	--	25,000,000.00	25,000,000.00	10/06/21
2A6	30312148	OF	Sunnyvale	CA	Actual/360	4.550%	75,829.95	0.00	0.00	N/A	01/06/27	--	20,000,000.00	20,000,000.00	10/06/21
3	30298188	LO	Various	Various	Actual/360	4.720%	249,571.70	88,324.69	0.00	N/A	02/06/27	--	63,450,432.08	63,362,107.39	10/06/21
4	30312418	OF	Monterey Park	CA	Actual/360	4.700%	225,128.06	79,441.99	0.00	N/A	04/06/27	--	57,479,503.60	57,400,061.61	10/06/21
5	30312419	LO	Honolulu	HI	Actual/360	4.199%	198,163.91	0.00	0.00	N/A	11/01/26	--	56,625,000.00	56,625,000.00	10/01/21
6A1	30312420	SS	Long Island City	NY	Actual/360	4.735%	146,135.59	62,161.84	0.00	N/A	02/06/27	--	37,035,418.99	36,973,257.15	10/06/21
6A4	30312421	SS	Long Island City	NY	Actual/360	4.735%	36,533.90	15,540.46	0.00	N/A	02/06/27	--	9,258,854.59	9,243,314.13	10/06/21
7	30312385	MU	Cleveland	OH	Actual/360	5.310%	125,958.54	54,879.29	0.00	N/A	02/06/27	--	28,465,205.79	28,410,326.50	10/06/21
8	30312121	OF	Brooklyn	NY	Actual/360	4.730%	94,600.00	0.00	0.00	N/A	01/06/27	--	24,000,000.00	24,000,000.00	10/06/21
9	30312386	LO	Spartanburg	SC	Actual/360	5.500%	102,773.13	33,496.23	0.00	N/A	01/06/27	--	22,423,228.80	22,389,732.57	06/06/20
10	30312387	OF	New York	NY	Actual/360	4.470%	87,537.50	0.00	0.00	N/A	03/06/27	--	23,500,000.00	23,500,000.00	10/06/21
11	30312388	RT	Compton	CA	Actual/360	4.790%	80,670.33	29,382.50	0.00	N/A	03/06/27	--	20,209,685.52	20,180,303.02	10/06/21
12	30312389	OF	Carmel	IN	Actual/360	4.920%	76,119.85	30,268.75	0.00	N/A	02/06/27	--	18,565,817.68	18,535,548.93	08/06/21
13	30312390	RT	Lynnwood	WA	Actual/360	5.040%	76,152.66	29,004.78	0.00	N/A	02/06/27	--	18,131,585.64	18,102,580.86	10/06/21
14	30312391	RT	Kailua Kona	HI	Actual/360	4.665%	67,086.12	26,045.36	0.00	N/A	12/06/25	--	17,256,879.30	17,230,833.94	10/06/21
15	30312392	LO	Denver	CO	Actual/360	4.600%	66,396.81	25,879.18	0.00	N/A	04/06/27	--	17,320,907.84	17,295,028.66	10/06/21
16	30312393	OF	Troy	MI	Actual/360	4.540%	66,609.86	25,021.80	0.00	N/A	04/06/27	--	17,606,129.34	17,581,107.54	10/06/21
17	30312394	OF	Malibu	CA	Actual/360	4.210%	63,150.00	0.00	0.00	N/A	05/06/27	--	18,000,000.00	18,000,000.00	10/06/21
18	30312395	IN	Norwich	NY	Actual/360	4.900%	69,401.46	22,679.63	0.00	04/06/27	04/06/35	--	16,996,276.79	16,973,597.16	10/06/21
19	30312396	IN	Various	IL	Actual/360	4.610%	63,387.50	0.00	0.00	N/A	04/06/27	--	16,500,000.00	16,500,000.00	10/06/21
20	30312397	SS	Orangeburg	NY	Actual/360	4.820%	56,047.72	22,833.52	0.00	N/A	04/06/27	--	13,953,790.29	13,930,956.77	10/06/21
21	30312398	SS	Santa Monica	CA	Actual/360	4.200%	48,413.07	24,939.51	0.00	N/A	04/06/27	--	13,832,305.36	13,807,365.85	10/06/21
22	30298147	LO	Tempe	AZ	Actual/360	5.140%	56,490.79	17,139.60	0.00	N/A	01/06/27	--	13,188,511.17	13,171,371.57	10/06/21
23	30298385	RT	Irving	TX	Actual/360	4.693%	46,304.78	19,767.91	0.00	N/A	04/06/27	--	11,840,131.52	11,820,363.61	10/06/21
24	30312399	SS	Various	FL	Actual/360	4.820%	49,485.33	0.00	0.00	N/A	04/06/27	--	12,320,000.00	12,320,000.00	10/06/21
25	30312400	OF	Malibu	CA	Actual/360	4.700%	46,020.83	0.00	0.00	N/A	05/06/27	--	11,750,000.00	11,750,000.00	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	30312401	OF	Torrance	CA	Actual/360	4.430%	41,346.67	0.00	0.00	N/A	05/06/27	--	11,200,000.00	11,200,000.00	10/06/21
27	30312402	RT	Flint	MI	Actual/360	4.860%	41,216.21	16,632.44	0.00	N/A	03/06/27	--	10,176,841.98	10,160,209.54	10/06/21
28	30312403	MF	Palm Bay	FL	Actual/360	4.900%	39,927.70	15,798.61	0.00	N/A	04/06/27	--	9,778,212.99	9,762,414.38	10/06/21
29	30312404	LO	Roslyn	NY	Actual/360	4.790%	36,634.91	15,089.92	0.00	N/A	04/06/27	--	9,177,848.81	9,162,758.89	04/06/20
30	30312405	RT	Warner Robins	GA	Actual/360	4.830%	36,324.32	14,744.26	0.00	N/A	04/06/27	--	9,024,675.39	9,009,931.13	10/06/21
31	30312406	RT	New York	NY	Actual/360	4.300%	30,458.33	0.00	0.00	N/A	04/06/27	--	8,500,000.00	8,500,000.00	07/06/21
32	30298090	MF	Houston	TX	Actual/360	5.200%	33,660.28	12,176.75	0.00	N/A	01/06/27	--	7,767,756.15	7,755,579.40	10/06/21
33	30298418	RT	Las Vegas	NV	Actual/360	4.739%	29,357.33	12,321.43	0.00	N/A	04/06/27	--	7,433,802.54	7,421,481.11	10/06/21
34	30298439	OF	West Palm Beach	FL	Actual/360	4.490%	26,031.23	11,925.62	0.00	N/A	05/06/27	--	6,957,121.94	6,945,196.32	10/06/21
35	30298387	RT	Phoenix	AZ	Actual/360	5.050%	28,439.52	9,352.19	0.00	N/A	04/06/27	--	6,757,905.90	6,748,553.71	10/06/21
36	30312407	SS	Stone Mountain	GA	Actual/360	4.540%	26,483.33	0.00	0.00	N/A	03/06/27	--	7,000,000.00	7,000,000.00	10/06/21
37	30312408	OF	San Diego	CA	Actual/360	4.400%	24,860.00	0.00	0.00	N/A	04/06/27	--	6,780,000.00	6,780,000.00	10/06/21
38	30298440	RT	Palm Beach Gardens	FL	Actual/360	4.790%	21,435.32	8,829.21	0.00	N/A	04/06/27	--	5,370,017.84	5,361,188.63	10/06/21
39	30312409	OF	Creve Coeur	MO	Actual/360	4.780%	21,696.65	7,423.27	0.00	N/A	04/06/27	--	5,446,856.83	5,439,433.56	10/06/21
40	30312410	SS	Tampa	FL	Actual/360	4.830%	21,060.81	0.00	0.00	N/A	04/06/27	--	5,232,500.00	5,232,500.00	10/06/21
41	30298438	RT	Palm Beach Gardens	FL	Actual/360	4.790%	18,651.51	7,682.56	0.00	N/A	04/06/27	--	4,672,613.03	4,664,930.47	10/06/21
42	30312411	SS	Houston	TX	Actual/360	4.360%	18,166.67	0.00	0.00	N/A	04/06/27	--	5,000,000.00	5,000,000.00	10/06/21
43	30312412	RT	Massillon	OH	Actual/360	5.250%	19,953.62	6,966.31	0.00	N/A	04/06/27	--	4,560,827.11	4,553,860.80	10/06/21
44	30312413	RT	Loganville	GA	Actual/360	5.250%	19,851.29	6,930.59	0.00	N/A	04/06/27	--	4,537,438.19	4,530,507.60	10/06/21
45	30312414	SS	Fort Worth	TX	Actual/360	5.290%	18,944.60	5,350.55	0.00	N/A	04/06/27	--	4,297,451.35	4,292,100.80	10/06/21
46	30312415	RT	Columbia	TN	Actual/360	4.910%	12,633.17	4,980.58	0.00	N/A	04/06/27	--	3,087,536.00	3,082,555.42	10/06/21
47	30312416	SS	Various	AZ	Actual/360	4.860%	12,436.29	4,390.01	0.00	N/A	04/06/27	--	3,070,689.12	3,066,299.11	10/06/21
Totals							3,399,479.84	767,401.34	0.00				875,539,759.47	874,772,358.13
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	38,730,657.92	33,134,397.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A4	64,693,994.56	61,091,307.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A5	64,693,994.56	61,091,307.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A6	64,693,994.56	61,091,307.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	(764,952.80)	2,376,830.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	13,717,301.60	13,483,663.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	(9,944,765.15)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	24,119,051.74	23,475,124.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A4	24,119,051.74	23,475,124.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	20,530,241.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	42,888,517.64	40,331,311.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	10/06/21	558,304.80	2,556.57	133,421.29	2,176,220.76	0.00	0.00
10	1,595,246.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,758,440.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	212,619.78	212,619.78	0.00	0.00
13	1,837,595.27	2,040,287.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,476,578.85	1,463,367.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	(356,883.15)	143,358.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	5,194,942.60	4,900,186.04	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,478,964.58	3,450,857.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,960,090.24	1,999,812.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,761,375.90	2,089,389.39	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,067,688.17	2,028,293.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	3,355,510.66	3,309,691.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	775,634.48	1,264,675.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,377,966.59	1,250,085.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,086,098.41	1,411,293.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	727,085.94	(110,930.34)	01/01/21	03/31/21	--	0.00	0.00	45,971.87	45,971.87	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	2,702,317.90	2,696,602.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,063,144.13	1,195,937.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	984,172.22	875,081.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	07/06/21	0.00	6,301.40	51,605.52	924,037.84	112,205.49	0.00
30	2,275,208.66	2,184,924.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	3,425,297.12	896,845.44	01/01/21	03/31/21	--	0.00	0.00	30,347.83	93,296.93	0.00	0.00
32	791,630.87	731,739.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	936,619.82	897,726.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,439,865.86	1,795,851.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	914,255.79	902,188.54	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	5,253,411.20	2,366,119.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	563,956.58	633,112.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,160,550.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	596,918.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,999,447.69	1,827,457.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	462,198.00	619,986.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	474,840.24	478,874.13	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	392,413.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	267,181.01	352,006.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	651,999.84	651,999.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	518,487.60	534,105.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	402,447,339.74	364,431,302.90				558,304.80	8,857.97	473,966.29	3,452,147.18	112,205.49	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/21	0	0.00	1	8,500,000.00	2	31,552,491.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.659109%	4.641430%	58
09/13/21	1	18,565,817.68	1	8,500,000.00	2	31,601,077.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.659270%	4.641590%	59
08/12/21	2	27,093,432.11	0	0.00	2	31,644,818.10	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.659415%	4.641734%	60
07/12/21	0	0.00	1	8,500,000.00	2	31,688,360.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.659559%	4.641877%	61
06/11/21	1	8,500,000.00	0	0.00	2	31,736,352.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.659718%	4.642034%	62
05/12/21	0	0.00	0	0.00	2	31,779,480.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.659860%	4.642176%	63
04/12/21	1	18,707,792.49	0	0.00	2	31,827,072.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.660017%	4.642331%	64
03/12/21	0	0.00	0	0.00	2	31,869,791.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.660158%	4.642471%	65
02/12/21	1	28,834,576.50	0	0.00	2	31,926,335.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.660342%	4.642654%	66
01/12/21	0	0.00	0	0.00	2	31,968,604.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.660481%	4.642791%	67
12/11/20	0	0.00	0	0.00	2	32,010,682.47	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.660619%	4.642928%	68
11/13/20	1	18,851,866.83	0	0.00	2	32,057,262.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.660771%	4.643079%	69
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	30312386	06/06/20	15	6	133,421.29	2,176,220.76	9,285.80	22,884,376.03	07/10/20	98
12	30312389	08/06/21	0	B	212,619.78	212,619.78	0.00	18,593,432.11	06/28/19	98
25	30312400	09/06/21	0	A	45,971.87	45,971.87	0.00	11,750,000.00
29	30312404	04/06/20	17	6	51,605.52	924,037.84	137,976.08	9,415,844.29	07/01/20	1
31	30312406	07/06/21	2	2	30,347.83	93,296.93	400.00	8,500,000.00	06/23/21	98
Totals					473,966.29	3,452,147.18	147,661.88	71,143,652.43
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		95,000,000	95,000,000	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		17,230,834	17,230,834	0		0
> 60 Months		762,541,524	722,489,033	40,052,491		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	874,772,358	834,719,867	0	8,500,000	31,552,491	0
Sep-21	875,539,759	816,872,864	18,565,818	8,500,000	31,601,078	0
Aug-21	876,237,154	817,498,903	27,093,432	0	31,644,818	0
Jul-21	876,931,652	836,743,291	0	8,500,000	31,688,361	0
Jun-21	877,690,375	837,454,023	8,500,000	0	31,736,352	0
May-21	878,378,840	846,599,359	0	0	31,779,481	0
Apr-21	879,131,747	828,596,881	18,707,792	0	31,827,073	0
Mar-21	879,814,226	847,944,435	0	0	31,869,791	0
Feb-21	880,696,405	819,935,492	28,834,577	0	31,926,336	0
Jan-21	881,372,386	849,403,781	0	0	31,968,605	0
Dec-20	882,045,560	850,034,878	0	0	32,010,682	0
Nov-20	882,783,731	831,874,602	18,851,867	0	32,057,262	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	30312385	28,410,326.50	28,410,326.50	362,000,000.00	12/01/17	17,748,054.08	1.12000	06/30/20	02/06/27	246
9	30312386	22,389,732.57	22,884,376.03	26,200,000.00	06/16/21	1,058,169.95	0.65000	12/31/19	01/06/27	302
12	30312389	18,535,548.93	18,593,432.11		--	6,644,721.00	1.68000	01/25/17	02/06/27	303
29	30312404	9,162,758.89	9,415,844.29	10,900,000.00	05/25/21	917,915.39	1.48000	09/30/19	04/06/27	305
31	30312406	8,500,000.00	8,500,000.00		02/15/17	883,085.44	2.38000	03/31/21	04/06/27	I/O
Totals		86,998,366.89	87,803,978.93	399,100,000.00		27,251,945.86

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	30312385	MU	OH	10/27/20	98

10/6/2021 - Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Negotiations for temporary relief are ongoing. Lender is finalizing a management change for the hotel. Loan remains current

	at this time.

9	30312386	LO	SC	07/10/20	98

10/6/2021 - Loan transferred for Payment Default as a result of the Covid-19 pandemic. Discussions with Borrower are ongoing regarding request for relief. Special servicer and borrower continue to negotiate terms of relief.

12	30312389	OF	IN	06/28/19	98

10/6/2021 - Continuing to monitor leasing activity and property performance. On January 15, 2020, the Special Servicer conditionally approved an LOI for 92,552SF. Special Servicer has documented a SNDA associated with the LOI. On

September 21, 2020, the B orrower and APTIV Services US, LLC entered into a Lease of 81,212 SF of NRA. On January 8, 2021, the Guarantor passed away. The Borrower and Special Servicer are working on the documentation of the

	Replacement Guarantor.

29	30312404	LO	NY	07/01/20	1

10/6/2021 - Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Discussions with Borrower for relief continue and verbal deal reached. Counsel is drafting paperwork and deal expected to

	be finalized sh ortly.

31	30312406	RT	NY	06/23/21	98

10/6/2021 - Loan recently transferred for imminent monetary default at borrower’s request as a result of the Covid-19 pandemic. PNL signed and Borrower''s relief proposal is being reviewed. Special is considering dual tracking with litigation.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 23 of 28

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30298188	64,443,060.49	4.72000%	64,443,060.49 4.72000%		8	09/23/20	09/23/20	09/25/20
22	30298147	13,379,398.33	5.14000%	13,379,398.33 5.14000%		8	09/23/20	09/23/20	09/29/20
Totals		77,822,458.82		77,822,458.82
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	5,930.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	4,671.51	0.00	0.00	2,556.57	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,867.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(31.09)	0.00	0.00	0.00
Total	0.00	0.00	21,469.64	0.00	0.00	2,556.57	0.00	0.00	(31.09)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		23,995.12

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28